Segment information - Results for the segments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Time charter revenues	$ 34,436	$ 33,777	$ 71,122	$ 69,852
Other revenue	0	0	0	64
Total revenues	34,436	33,777	71,122	69,916
Operating expenses	(7,931)	(11,336)	(15,866)	(19,805)
Equity in earnings (losses) of joint ventures	6,475	(1,575)	(3,572)	(1,223)
Depreciation and amortization	(5,234)	(5,589)	(10,516)	(10,912)
Operating income (loss)	27,746	15,277	41,168	37,976
Gain (loss) on debt extinguishment	0	0	0	1,030
Gain (loss) on derivative instruments	0	0	0	0
Other financial income (expense), net	(6,646)	(7,610)	(13,632)	(15,294)
Income (loss) before tax	21,100	7,667	27,536	23,712
Income tax benefit (expense)	(1,419)	(1,511)	(2,381)	(3,421)
Net income (loss)	19,681	6,156	25,155	20,291
Preferred unitholders' interest in net income	3,668	3,378	7,337	6,742
Limited partners' interest in net income (loss)	16,013	2,778	17,818	13,549
Vessels, net of accumulated depreciation	630,030		630,030		$ 640,431
Net investment in financing lease	276,583		276,583		278,904
Goodwill	251		251		251
Advances to joint ventures	3,988		3,988		3,831
Total assets	984,915		984,915		1,012,800
Accumulated earnings of joint ventures	405		405		3,270
Accumulated losses of joint ventures	(707)		(707)		0
Expenditures for vessels & equipment	8		8		211
Expenditures for drydocking	0		0		3,107
Impairment/retirement of equipment					0
Principal repayment direct financing lease	2,226		2,226		4,168
Amortization of above market & contract extension	759	905	1,664	1,800	3,631
Majority held FSRUs [Member]
Time charter revenues	34,436	33,777	71,122	69,852
Other revenue				64
Total revenues	34,436	33,777	71,122	69,916
Operating expenses	(6,616)	(9,885)	(12,846)	(16,583)
Equity in earnings (losses) of joint ventures	0	0	0	0
Segment EBITDA	27,820	23,892	58,276	53,333
Depreciation and amortization	(5,234)	(5,589)	(10,516)	(10,912)
Operating income (loss)	22,586	18,303	47,760	42,421
Gain (loss) on debt extinguishment				1,030
Gain (loss) on derivative instruments	0	0	0	0
Other financial income (expense), net	(2,236)	(2,689)	(4,781)	(6,926)
Income (loss) before tax	20,350	15,614	42,979	36,525
Income tax benefit (expense)	(1,419)	(1,511)	(2,381)	(3,421)
Net income (loss)	18,931	14,103	40,598	33,104
Preferred unitholders' interest in net income	0	0	0	0
Limited partners' interest in net income (loss)	18,931	14,103	40,598	33,104
Vessels, net of accumulated depreciation	630,030		630,030		640,431
Net investment in financing lease	276,583		276,583		278,904
Goodwill	251		251		251
Advances to joint ventures	0		0		0
Total assets	979,367		979,367		996,201
Accumulated earnings of joint ventures	0		0		0
Accumulated losses of joint ventures	0		0
Expenditures for vessels & equipment	8		8		211
Expenditures for drydocking	0		0		3,107
Impairment/retirement of equipment					0
Principal repayment direct financing lease	2,226		2,226		4,168
Amortization of above market & contract extension	759	905	1,664	1,800	3,631
Joint venture FSRUs [Member]
Time charter revenues	12,139	10,752	22,666	21,081
Other revenue				0
Total revenues	12,139	10,752	22,666	21,081
Operating expenses	(2,660)	(2,233)	(5,812)	(4,112)
Equity in earnings (losses) of joint ventures	0	0	0	0
Segment EBITDA	9,479	8,519	16,854	16,969
Depreciation and amortization	(2,490)	(2,452)	(4,984)	(5,005)
Operating income (loss)	6,989	6,067	11,870	11,964
Gain (loss) on debt extinguishment				0
Gain (loss) on derivative instruments	2,295	(4,649)	(9,490)	(7,190)
Other financial income (expense), net	(2,921)	(2,993)	(5,952)	(5,997)
Income (loss) before tax	6,363	(1,575)	(3,572)	(1,223)
Income tax benefit (expense)	112	0	0	0
Net income (loss)	6,475	(1,575)	(3,572)	(1,223)
Preferred unitholders' interest in net income	0	0	0	0
Limited partners' interest in net income (loss)	6,475	(1,575)	(3,572)	(1,223)
Vessels, net of accumulated depreciation	247,201		247,201		252,789
Net investment in financing lease	0		0		0
Goodwill	0		0		0
Advances to joint ventures	0		0		0
Total assets	272,396		272,396		284,174
Accumulated earnings of joint ventures	0		0		0
Accumulated losses of joint ventures	0		0
Expenditures for vessels & equipment	68		68		195
Expenditures for drydocking	2		2		913
Impairment/retirement of equipment					(75)
Principal repayment direct financing lease	0		0		0
Amortization of above market & contract extension	0	0	0	0	0
Other Segments [Member]
Time charter revenues	0	0	0	0
Other revenue				0
Total revenues	0	0	0	0
Operating expenses	(1,315)	(1,451)	(3,020)	(3,222)
Equity in earnings (losses) of joint ventures	0	0	0	0
Segment EBITDA	(1,315)	(1,451)	(3,020)	(3,222)
Depreciation and amortization	0	0	0	0
Operating income (loss)	(1,315)	(1,451)	(3,020)	(3,222)
Gain (loss) on debt extinguishment				0
Gain (loss) on derivative instruments	0	0	0	0
Other financial income (expense), net	(4,410)	(4,921)	(8,851)	(8,368)
Income (loss) before tax	(5,725)	(6,372)	(11,871)	(11,590)
Income tax benefit (expense)	0	0	0	0
Net income (loss)	(5,725)	(6,372)	(11,871)	(11,590)
Preferred unitholders' interest in net income	0	0	0	0
Limited partners' interest in net income (loss)	(5,725)	(6,372)	(11,871)	(11,590)
Vessels, net of accumulated depreciation	0		0		0
Net investment in financing lease	0		0		0
Goodwill	0		0		0
Advances to joint ventures	3,988		3,988		3,831
Total assets	5,548		5,548		16,599
Accumulated earnings of joint ventures	25		25		50
Accumulated losses of joint ventures	25		25
Expenditures for vessels & equipment	0		0		0
Expenditures for drydocking	0		0		0
Impairment/retirement of equipment					0
Principal repayment direct financing lease	0		0		0
Amortization of above market & contract extension	0	0	0	0	0
Total Segments reporting [Member]
Time charter revenues	46,575	44,529	93,788	90,933
Other revenue				64
Total revenues	46,575	44,529	93,788	90,997
Operating expenses	(10,591)	(13,569)	(21,678)	(23,917)
Equity in earnings (losses) of joint ventures	0	0	0	0
Segment EBITDA	35,984	30,960	72,110	67,080
Depreciation and amortization	(7,724)	(8,041)	(15,500)	(15,917)
Operating income (loss)	28,260	22,919	56,610	51,163
Gain (loss) on debt extinguishment				1,030
Gain (loss) on derivative instruments	2,295	(4,649)	(9,490)	(7,190)
Other financial income (expense), net	(9,567)	(10,603)	(19,584)	(21,291)
Income (loss) before tax	20,988	7,667	27,536	23,712
Income tax benefit (expense)	(1,307)	(1,511)	(2,381)	(3,421)
Net income (loss)	19,681	6,156	25,155	20,291
Preferred unitholders' interest in net income	0	0	0	0
Limited partners' interest in net income (loss)	19,681	6,156	25,155	20,291
Vessels, net of accumulated depreciation	877,231		877,231		893,220
Net investment in financing lease	276,583		276,583		278,904
Goodwill	251		251		251
Advances to joint ventures	3,988		3,988		3,831
Total assets	1,257,311		1,257,311		1,296,974
Accumulated earnings of joint ventures	25		25		50
Accumulated losses of joint ventures	25		25
Expenditures for vessels & equipment	76		76		406
Expenditures for drydocking	2		2		4,020
Impairment/retirement of equipment					(75)
Principal repayment direct financing lease	2,226		2,226		4,168
Amortization of above market & contract extension	759	905	1,664	1,800	3,631
Eliminations [Member]
Time charter revenues	(12,139)	(10,752)	(22,666)	(21,081)
Other revenue				0
Total revenues	(12,139)	(10,752)	(22,666)	(21,081)
Operating expenses	2,660	2,233	5,812	4,112
Equity in earnings (losses) of joint ventures	6,475	(1,575)	(3,572)	(1,223)
Depreciation and amortization	2,490	2,452	4,984	5,005
Gain (loss) on derivative instruments	(2,295)	4,649	9,490	7,190
Other financial income (expense), net	2,921	2,993	5,952	5,997
Income tax benefit (expense)	(112)		0
Net income (loss)	0	0	0	0
Preferred unitholders' interest in net income	3,668	3,378	7,337	6,742
Limited partners' interest in net income (loss)	(3,668)	$ (3,378)	(7,337)	(6,742)
Vessels, net of accumulated depreciation	(247,201)		(247,201)		(252,789)
Net investment in financing lease	0		0		0
Goodwill	0		0		0
Advances to joint ventures	0		0		0
Total assets	(272,396)		(272,396)		(284,174)
Accumulated earnings of joint ventures	380		380		3,220
Accumulated losses of joint ventures	(732)		(732)
Expenditures for vessels & equipment	(68)		(68)		(195)
Expenditures for drydocking	(2)		(2)		(913)
Impairment/retirement of equipment					75
Principal repayment direct financing lease	$ 0		0		0
Amortization of above market & contract extension			$ 0	$ 0	$ 0